Annual Total Returns - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund - Fidelity Global Credit Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return 2013	(3.53%)
Annual Return 2014	0.32%
Annual Return 2015	(5.00%)
Annual Return 2016	2.65%
Annual Return 2017	8.90%
Annual Return 2018	(2.82%)
Annual Return 2019	14.64%
Annual Return 2020	8.36%
Annual Return 2021	(0.63%)
Annual Return 2022	(19.73%)